UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5696
RIVERSOURCE GLOBAL SERIES, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund
(formerly known as RiverSource Absolute Return Currency and Income Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (9.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Supranational (1.1%)(c)
Inter-American Development Bank
Senior Unsecured
03-16-11	0.737%	$2,000,000	(g)	$2,003,970

Asset-Backed (3.4%)
Countrywide Home Equity Loan Trust
Series 2005-H Class 2A (FGIC)
12-15-35	0.581	133,933	(e,g)	51,546
Northstar Education Finance, Inc.
Series 2007-1 Class A2
01-29-46	1.074	750,000	(g)	684,375
SLM Student Loan Trust
Series 2005-5 Class A2
10-25-21	0.578	782,930	(g)	779,692
SLM Student Loan Trust
Series 2005-8 Class A2
07-25-22	0.588	1,058,415	(g)	1,056,386
SLM Student Loan Trust
Series 2006-A Class A2
12-15-20	0.617	1,995,994	(g)	1,981,081
SLM Student Loan Trust
Series 2006-C Class A2
09-15-20	0.587	767,198	(g)	750,481
SLM Student Loan Trust
Series 2007-2 Class A2
07-25-17	0.498	923,045	(g)	915,728

Total				6,219,289

Commercial Mortgage-Backed (1.5%)(f)
GS Mortgage Securities Corp. II
Series 2007-EOP Class A2
03-06-20	0.481	1,200,000	(d,g)	1,139,455
GS Mortgage Securities Corp. II
Series 2007-EOP Class A3
03-06-20	0.531	1,770,000	(d,g)	1,643,788
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7 Class A1
01-15-39	5.380	40,788		40,802

Total				2,824,045

Residential Mortgage-Backed (0.1%)(f)
Downey Savings & Loan Association Mortgage Loan Trust
CMO Series 2006-AR2 Class 2AB1
11-19-37	0.431	50,153	(g)	49,540

	Coupon	Principal
Issuer	rate	amount		Value(a)
Harborview Mortgage Loan Trust
CMO Series 2006-12 Class 2A11
01-19-38	0.431	42,902	(g)	42,825

Total				92,365

Banking (1.1%)
The Royal Bank of Scotland PLC
Government Liquid Guaranteed
05-11-12	1.121	2,000,000	(c,d,g)	2,001,744

Brokerage (0.1%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
10-22-08	0.000	640,000	(b,h)	134,400

Construction Machinery (2.5%)
John Deere Capital Corp.
Senior Unsecured
01-18-11	1.225	4,500,000	(g)	4,512,118

Total Bonds (Cost: $18,532,782)				$17,787,931

FDIC-Insured Debt (2.2%)(i)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Bank of America Corp.
FDIC Government Guaranty
06-22-12	0.738%	$2,000,000	(g)	$2,011,540
General Electric Capital Corp.
FDIC Government Guaranty
03-11-11	0.617	2,000,000	(g)	2,005,510

Total FDIC-Insured Debt (Cost: $4,000,000)				$4,017,050

Money Market Fund (88.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	160,520,737	(j)	$160,520,737

Total Money Market Fund (Cost: $160,520,737)			$160,520,737

Total Investments in Securities (Cost: $183,053,519)(k)			$182,325,718

Investment in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2010

	Currency to be	Currency to be	Unrealized	Unrealized
Exchange date	delivered	received	appreciation	depreciation

Sept. 1, 2010	18,569,000	17,723,078	$—	$(109,110)
	(CHF)	(USD)

Sept. 1, 2010	20,521,000	26,543,400	—	(196,934)
	(EUR)	(USD)

Sept. 1, 2010	3,865,559,000	44,304,401	—	(449,530)
	(JPY)	(USD)

Sept. 1, 2010	44,083,733	49,269,000	314,927	—
	(USD)	(AUD)

Sept. 1, 2010	26,550,396	27,402,000	89,754	—
	(USD)	(CAD)

Sept. 1, 2010	17,628,233	109,392,000	348,023	—
	(USD)	(NOK)

Total			$752,704	$(755,574)

Notes to Portfolio of Investments
AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Monetary Unit

JPY — Japanese Yen

NOK — Norwegian Krone

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 2.21% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $4,784,987 or 2.63% of net assets.

(e)	The following abbreviation is used in the portfolio security description to identify the insurer and/or guarantor of the issue:
FGIC — Financial Guaranty Insurance Company

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2010.

(h)	This position is in bankruptcy.

(i)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(j)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(k)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $183,054,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$74,000
Unrealized depreciation	(802,000)

Net unrealized depreciation	$(728,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$2,003,970	$—	$2,003,970
Asset-Backed Securities	—	6,219,289	—	6,219,289
Commercial Mortgage-Backed Securities	—	2,824,045	—	2,824,045
Residential Mortgage-Backed Securities	—	92,365	—	92,365
Corporate Debt Securities	—	6,648,262	—	6,648,262

Total Bonds	—	17,787,931	—	17,787,931

Other
FDIC-Insured Debt Securities	—	4,017,050	—	4,017,050
Affiliated Money Market Fund	160,520,737	—	—	160,520,737

Total Other	160,520,737	4,017,050	—	164,537,787

Investments in Securities	160,520,737	21,804,981	—	182,325,718
Other Financial Instruments(c)	—	(2,870)	—	(2,870)

Total	$160,520,737	$21,802,111	$—	$182,322,848

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Columbia Emerging Markets Bond Fund
(formerly known as RiverSource Emerging Markets Bond Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (94.4%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (4.3%)
Argentina Bonos
Senior Unsecured
09-12-13	7.000%	$6,100,000		$5,961,267
10-03-15	7.000	2,600,000	(e)	2,275,000
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	16,450,000	(g)	1,628,550

Total				9,864,817

Brazil (7.8%)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-16-18	6.369	2,150,000	(d)	2,378,438
Brazil Notas do Tesouro Nacional
(BRL)
01-01-12	10.000	489,500		2,749,021
01-01-13	10.000	1,006,100		5,534,253
Brazilian Government International Bond
Senior Unsecured
01-22-21	4.875	1,470,000		1,524,887
01-07-41	5.625	1,000,000		1,037,500
Marfrig Overseas Ltd.
11-16-16	9.625	1,130,000	(d)	1,196,388
05-04-20	9.500	800,000	(d,e)	823,200
Morgan Stanley
(BRL) Senior Unsecured
05-03-17	10.090	3,100,000	(d)	1,648,655
Petrobras International Finance Co.
01-20-40	6.875	1,000,000	(e)	1,086,793

Total				17,979,135

Cayman Islands (4.2%)
Government of the Cayman Islands
Senior Unsecured
11-24-19	5.950	1,800,000	(d)	1,872,000
Peru Enhanced Pass-Through Finance Ltd.
Senior Secured Zero Coupon
05-31-18	6.276	5,064,228	(d,f)	4,051,382
Petrobras International Finance Co.
03-15-19	7.875	3,200,000	(e)	3,855,446

Total				9,778,828

	Coupon	Principal
Issuer	rate	amount		Value(a)
Colombia (5.8%)
Bogota Distrito Capital
(COP) Senior Unsecured
07-26-28	9.750	1,377,000,000	(d)	901,745
Colombia Government International Bond
09-18-37	7.375	3,250,000		4,046,250
Colombia Government International Bond
(COP)
10-22-15	12.000	2,693,000,000		1,893,181
Colombia Government International Bond
(COP) Senior Unsecured
04-14-21	7.750	1,911,000,000		1,153,548
Columbia Government International Bond
Senior Unsecured
01-18-41	6.125	3,600,000		3,920,533
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	700,000	(e)	819,000
Republic of Colombia
(COP)
06-28-27	9.850	1,000,000,000		722,542

Total				13,456,799

Croatia (0.9%)
Croatia Government International Bond
07-14-20	6.625	2,000,000	(d)	2,125,000

Dominican Republic (2.3%)
Aes Dominicana Energia Finance SA
12-13-15	11.000	1,050,000	(d)	1,105,125
Cerveceria Nacional Dominicana C por A
03-27-12	16.000	1,450,000	(d)	1,393,305
Dominican Republic International Bond
05-06-21	7.500	2,600,000	(d)	2,716,740

Total				5,215,170

El Salvador (1.4%)
El Salvador Government International Bond
04-10-32	8.250	750,000	(d)	811,875
06-15-35	7.650	1,810,000	(d)	1,895,975
El Salvador Government International Bond
Senior Unsecured
01-24-23	7.750	460,000	(d)	496,110

Total				3,203,960

Indonesia (12.8%)
Indonesia Government International Bond
Senior Unsecured
10-12-35	8.500	1,650,000	(d)	2,266,605
02-17-37	6.625	1,950,000	(d,e)	2,203,500
01-17-38	7.750	2,800,000	(d)	3,577,000
Indonesia Treasury Bond
(IDR) Senior Unsecured
10-15-14	11.000	6,000,000,000		755,905
07-15-17	10.000	10,000,000,000		1,249,121
09-15-19	11.500	23,500,000,000		3,211,645
11-15-20	11.000	9,000,000,000		1,207,347
06-15-21	12.800	12,800,000,000		1,894,114
07-15-22	10.250	29,000,000,000		3,679,165
Majapahit Holding BV
10-17-16	7.750	2,030,000	(d)	2,314,200
06-28-17	7.250	1,150,000	(d)	1,253,500
08-07-19	8.000	2,100,000	(d)	2,446,500
01-20-20	7.750	2,900,000	(d)	3,369,630

Total				29,428,232

	Coupon	Principal
Issuer	rate	amount		Value(a)
Iraq (0.4%)
Republic of Iraq
01-15-28	5.800	1,100,000	(d)	915,750

Kazakhstan (3.1%)
KazMunaiGaz Finance Sub BV
01-23-15	11.750	1,600,000	(d)	2,010,080
07-02-18	9.125	2,595,000	(d)	3,097,781
05-05-20	7.000	1,850,000	(d)	1,998,805

Total				7,106,666

Lithuania (0.6%)
Lithuania Government International Bond
02-11-20	7.375	1,200,000	(d)	1,320,063

Mexico (8.9%)
Mexican Bonos
(MXN)
12-17-15	8.000	19,400,000		1,671,486
12-15-16	7.250	33,010,000		2,759,293
12-14-17	7.750	39,100,000		3,362,327
Pemex Project Funding Master Trust
03-01-18	5.750	2,550,000		2,702,722
05-03-19	8.000	1,600,000		1,936,000
01-21-21	5.500	1,500,000	(d,e)	1,546,303
06-15-35	6.625	4,304,000	(e)	4,530,011
06-15-38	6.625	2,000,000		2,079,806

Total				20,587,948

Peru (2.2%)
Banco de Credito del Peru
(PEN) Subordinated Notes
10-15-22	7.170	6,000,000	(d)	2,074,876
Peruvian Government International Bond
Senior Unsecured
03-14-37	6.550	2,600,000		3,016,000

Total				5,090,876

	Coupon	Principal
Issuer	rate	amount		Value(a)
Philippine Islands (3.6%)
National Power Corp.
Government Guaranteed
11-02-16	6.875	900,000	(d)	1,023,157
Philippine Government International Bond
Senior Unsecured
01-20-20	6.500	900,000		1,040,670
01-15-32	6.375	600,000	(e)	658,500
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	2,750,000	(d,e)	3,186,563
12-02-24	7.390	2,000,000	(d,e)	2,340,284

Total				8,249,174

Qatar (1.6%)
Qatar Government International Bond
Senior Notes
01-20-40	6.400	1,000,000	(d)	1,090,000
Qatari Diar Finance QSC
Government Guaranteed
07-21-20	5.000	1,500,000	(d)	1,512,000
Qtel International Finance Ltd.
06-10-19	7.875	1,000,000	(d)	1,167,698

Total				3,769,698

Russia (14.2%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
08-07-18	8.700	4,680,000	(d,e)	5,677,795
Gazprom Via Gaz Capital SA
Secured
07-31-14	8.125	1,000,000	(d)	1,125,000
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	3,750,000	(d)	3,876,563
04-11-18	8.146	850,000	(d,e)	964,750
08-16-37	7.288	2,950,000	(d)	3,045,875
Lukoil International Finance BV
11-05-19	7.250	2,400,000	(d)	2,571,080
Russian Foreign Bond — Eurobond
03-31-30	7.500	6,818,120	(d)	7,921,974
Russian Foreign Bond — Eurobond
Senior Unsecured
04-29-20	5.000	3,500,000	(d)	3,526,250
TNK-BP Finance SA
03-13-18	7.875	2,625,000	(d)	2,864,531
02-02-20	7.250	1,000,000	(d)	1,043,750

Total				32,617,568

Supra-National (0.7%)
Corp. Andina de Fomento
Senior Unsecured
06-04-19	8.125	1,300,000		1,583,792

Trinidad and Tobago (0.9%)
Petroleum Co. of Trinidad & Tobago Ltd.
Senior Unsecured
08-14-19	9.750	1,800,000	(d)	2,126,547

	Coupon	Principal
Issuer	rate	amount		Value(a)
Turkey (6.8%)
Turkey Government International Bond
Senior Unsecured
03-15-15	7.250	1,100,000		1,266,375
07-14-17	7.500	500,000		590,000
11-07-19	7.500	2,025,000		2,399,625
06-05-20	7.000	1,300,000		1,495,000
03-30-21	5.625	1,500,000		1,548,750
03-17-36	6.875	4,350,000		4,708,874
05-30-40	6.750	3,500,000		3,705,800

Total				15,714,424

Ukraine (1.1%)
MHP SA
04-29-15	10.250	2,528,000	(d)	2,596,463

United Kingdom (1.2%)
Vedanta Resources PLC
Senior Unsecured
07-18-18	9.500	2,500,000	(d)	2,766,824

Uruguay (2.9%)
Uruguay Government International Bond
11-18-22	8.000	200,000		251,000
Uruguay Government International Bond
(UYU)
04-05-27	4.250	85,563,913	(b)	4,365,794
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	1,783,939		2,163,026

Total				6,779,820

Venezuela (6.7%)
Petroleos de Venezuela SA
10-28-16	5.125	3,400,000		1,806,345
04-12-17	5.250	8,600,000		5,203,000
Venezuela Government International Bond
02-26-16	5.750	4,289,500	(d,e)	2,938,308
03-31-38	7.000	1,800,000	(d)	1,021,500
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	794,000		647,110
05-07-23	9.000	5,450,000	(d)	3,706,000

Total				15,322,263

Total Bonds (Cost: $193,944,472)				$217,599,817

Money Market Fund (3.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	7,120,891	(i)	$7,120,891

Total Money Market Fund (Cost: $7,120,891)			$7,120,891

Investments of Cash Collateral Received for Securities on Loan (3.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(h)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $7,594,298	0.210%	$7,594,165	$7,594,165

	Effective	Principal
Issuer	yield	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,594,165)			$7,594,165

Total Investments in Securities (Cost: $208,659,528)(j)			$232,314,873

Investment in Derivatives
Credit Default Swap Contracts Outstanding at July 31, 2010
Buy Protection

						Unamortized	Periodic
						premium	payments
		Expiration	Pay fixed		Market	(paid)	receivable	Unrealized
Counterparty	Reference entity	date	rate	Notional amount	Value	received	(payable)	depreciation

JPMorgan Chase Bank	CDX Emerging Markets Index	Dec. 20, 2013	2.65%	$2,000,000	$(15,090)	$(251,853)	$(6,036)	$(272,979)
Credit Default Swap Contracts Outstanding at July 31, 2010
Sell Protection

						Unamortized	Periodic
						premium	payments
		Expiration	Receive		Market	(paid)	receivable	Unrealized
Counterparty	Reference entity	date	fixed rate	Notional amount	Value	received	(payable)	appreciation

Merril Lynch International	CDX Emerging Markets Index	June 20, 2013	2.65%	$2,000,000	$15,182	$—	$6,036	$21,218
Notes to Portfolio of Investments
BRL — Brazilian Real

COP — Colombian Peso

IDR — Indonesian Rupiah

PEN — Peruvian New Sol

MXN — Mexican Peso

UYU — Uraguay Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $111,903,443 or 48.52% of net assets.

(e)	At July 31, 2010, security was partially or fully on loan.

(f)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,725,863
Fannie Mae Principal Strip	329,665
Federal Farm Credit Bank	914,490
Federal Home Loan Mortgage Corp	3,240,347
Freddie Mac Strips	1,535,704

Total market value of collateral securities	$7,746,069

(i)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(j)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $208,660,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,896,000
Unrealized depreciation	(1,241,000)

Net unrealized appreciation	$23,655,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$156,214,713	$4,051,382	$160,266,095
Corporate Debt Securities
Automotive	—	—	2,074,876	2,074,876
Food and Beverage	—	4,616,050	1,393,305	6,009,355
All Other Industries	—	49,249,491	—	49,249,491

Total Bonds	—	210,080,254	7,519,563	217,599,817

Other
Affiliated Money Market Fund(c)	7,120,891	—	—	7,120,891
Investments of Cash Collateral Received for Securities on Loan	—	7,594,165	—	7,594,165

Total Other	7,120,891	7,594,165	—	14,715,056

Investments in Securities	7,120,891	217,674,419	7,519,563	232,314,873
Other Financial Instruments(d)	—	(251,761)	—	(251,761)

Total	$7,120,891	$217,422,658	$7,519,563	$232,063,112

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Foreign
	Government
	Obligations &	Corporate Debt
	Agencies	Securities	Total

Balance as of Oct. 31, 2009	$5,251,716	$2,703,228	$7,954,944
Accrued discounts/premiums	138,631	(3,255)	135,376
Realized gain (loss)	284,798	—	284,798
Change in unrealized appreciation (depreciation)*	(84,961)	95,034	10,073
Net purchases (sales)	(1,538,802)	673,174	(865,628)
Transfers in and/or out of Level 3	—	—	—

Balance as of July 31, 2010	$4,051,382	$3,468,181	$7,519,563

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $10,073, which is comprised of Foreign Government Obligations & Agencies of $(84,961) and Corporate Debt Securities of $95,034.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Global Bond Fund
(formerly known as RiverSource Global Bond Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (93.9%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (0.3%)
Argentina Bonos
Senior Unsecured
09-12-13	7.000%	$1,033,000		$1,009,506
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	2,900,000	(h)	287,100

Total				1,296,606

Australia (1.6%)
Australia & New Zealand Banking Group Ltd.
(AUD)
11-08-11	6.500	420,000		385,284
New South Wales Treasury Corp.
(AUD) Local Government Guaranteed
05-01-12	6.000	6,825,000		6,293,931
Telstra Corp., Ltd.
Senior Unsecured
04-01-12	6.375	500,000		539,128
Westpac Banking Corp.
(AUD) Senior Unsecured
09-24-12	7.250	300,000		280,187
Woodside Finance Ltd.
11-10-14	4.500	520,000	(d)	540,284

Total				8,038,814

Austria (1.4%)
Austria Government Bond
(EUR)
07-15-14	4.300	5,045,000		7,207,002

Belgium (2.0%)
Belgium Government Bond
(EUR)
03-28-11	3.500	1,470,000		1,949,350
09-28-12	5.000	5,285,000		7,454,131
Fortis Bank SA/NV
(EUR) Senior Unsecured
05-30-14	4.500	420,000		580,097

Total				9,983,578

	Coupon	Principal
Issuer	rate	amount		Value(a)
Bermuda (0.1%)
Bacardi Ltd.
Senior Notes
04-01-14	7.450	245,000	(d)	286,695

Brazil (2.2%)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-16-18	6.369	535,000	(d)	591,844
06-10-19	6.500	910,000	(d)	1,021,426
Brazil Notas do Tesouro Nacional
(BRL)
01-01-12	10.000	762,500		4,282,182
01-01-13	10.000	740,000		4,070,518
Brazilian Government International Bond
01-15-18	8.000	249,167		295,512
Brazilian Government International Bond
Senior Unsecured
01-17-17	6.000	307,000		347,677
10-14-19	8.875	115,000		155,250
Centrais Eletricas Brasileiras SA
Senior Unsecured
07-30-19	6.875	375,000	(d)	423,795

Total				11,188,204

Canada (2.7%)
Canadian Government Bond
(CAD)
06-01-18	4.250	1,080,000		1,150,634
Cascades, Inc.
12-15-17	7.750	695,000		722,800
Devon Financing Corp. ULC
09-30-11	6.875	110,000		116,697
EnCana Corp.
Senior Unsecured
11-01-11	6.300	30,000		31,789
Province of British Columbia Canada
(CAD)
06-18-14	5.300	1,640,000		1,768,539
Province of Ontario Canada
(CAD)
03-08-14	5.000	2,835,000		3,004,918
Province of Quebec Canada
(CAD)
12-01-17	4.500	4,083,000		4,233,873
Royal Bank of Canada
(EUR) Senior Unsecured
01-18-13	3.250	630,000		850,049
TELUS Corp.
Senior Unsecured
06-01-11	8.000	686,000		726,001
The Toronto-Dominion Bank
(EUR) Senior Unsecured
05-14-15	5.375	600,000		885,809

	Coupon	Principal
Issuer	rate	amount		Value(a)
Thomson Reuters Corp.
Senior Unsecured
04-15-40	5.850	235,000		251,375
TransAlta Corp.
Senior Unsecured
03-15-40	6.500	180,000		188,095

Total				13,930,579

Cayman Islands (0.2%)
Allstate Life Funding LLC
(GBP) Senior Secured
01-17-11	6.375	250,000		398,854
Pacific Life Funding LLC
(GBP) Secured
02-08-11	6.250	251,000		401,630

Total				800,484

Colombia (0.3%)
Colombia Government International Bond
01-27-17	7.375	230,000		275,770
09-18-37	7.375	260,000		323,700
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	250,000	(n)	305,625
01-18-41	6.125	235,000		255,924
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	300,000		351,000

Total				1,512,019

Czech Republic (0.1%)
Czech Republic Government Bond
(CZK)
06-16-13	3.700	11,530,000		632,376

Denmark (0.4%)
Nykredit Realkredit A/S
(DKK)
04-01-28	5.000	10,302,375		1,883,790

El Salvador (0.1%)
El Salvador Government International Bond
Senior Unsecured
01-24-23	7.750	245,000	(d)	264,233

France (4.7%)
BNP Paribas
(EUR) Senior Subordinated Notes
12-17-12	5.250	555,000		769,768
Caisse Refinancement de l’Habitat
(EUR)
10-11-10	4.375	700,000		917,647

	Coupon	Principal
Issuer	rate	amount		Value(a)
Credit Agricole SA
(EUR) Senior Unsecured
06-24-13	6.000	550,000		790,158
EDF SA
(EUR) Senior Unsecured
02-05-18	5.000	750,000		1,097,482
France Government Bond OAT
(EUR)
04-25-12	5.000	540,000		753,675
04-25-13	4.000	7,020,000		9,845,160
10-25-16	5.000	3,180,000		4,802,775
10-25-19	3.750	2,000,000		2,792,456
France Telecom SA
(EUR) Senior Unsecured
02-21-17	4.750	1,180,000		1,696,798
Veolia Environnement
(EUR) Senior Unsecured
01-16-17	4.375	315,000		435,674

Total				23,901,593

Germany (5.1%)
Bayerische Landesbank
(JPY)
04-22-13	1.400	170,000,000		1,991,033
Bundesrepublik Deutschland
(EUR)
01-04-15	3.750	1,650,000		2,348,389
07-04-19	3.500	2,120,000		2,963,845
07-04-27	6.500	4,140,000		7,677,660
07-04-28	4.750	2,415,000		3,761,964
07-04-34	4.750	4,025,000		6,410,389
Landwirtschaftliche Rentenbank
(AUD) Government Guaranteed
06-15-11	5.750	1,250,000		1,137,580

Total				26,290,860

Greece (0.3%)
Hellenic Republic Government Bond
(EUR) Senior Unsecured
03-20-24	4.700	1,800,000		1,420,491

Indonesia (1.6%)
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	500,000	(d)	585,000
10-12-35	8.500	190,000	(d)	261,003
02-17-37	6.625	205,000	(d)	231,650
01-17-38	7.750	140,000	(d)	178,850
Indonesia Treasury Bond
(IDR) Senior Unsecured
05-15-16	10.750	9,320,000,000		1,188,068
11-15-20	11.000	19,540,000,000		2,621,285
07-15-22	10.250	21,944,000,000		2,783,986

	Coupon	Principal
Issuer	rate	amount		Value(a)
Perusahaan Penerbit SBSN
Senior Unsecured
04-23-14	8.800	160,000	(d,n)	186,565

Total				8,036,407

Italy (3.0%)
Intesa Sanpaolo SpA
(EUR) Senior Unsecured
12-19-13	5.375	400,000		564,514
Italy Buoni Poliennali Del Tesoro
(EUR)
04-15-12	4.000	1,745,000		2,357,226
08-01-15	3.750	700,000		953,910
02-01-19	4.250	2,445,000		3,317,409
11-01-26	7.250	4,186,283		7,052,359
11-01-27	6.500	525,000		827,929

Total				15,073,347

Japan (11.7%)
Bayer Holding Ltd.
(JPY)
06-28-12	1.955	40,000,000		467,211
Development Bank of Japan
(JPY) Government Guaranteed
06-20-12	1.400	326,000,000		3,850,324
Japan Government 10-Year Bond
(JPY) Senior Unsecured
06-20-12	1.400	95,000,000		1,125,644
12-20-12	1.000	708,000,000		8,358,391
12-20-14	1.300	200,000,000		2,412,707
09-20-17	1.700	811,000,000		10,097,837
Japan Government 20-Year Bond
(JPY) Senior Unsecured
03-20-20	2.400	420,000,000		5,474,424
12-20-22	1.400	496,000,000		5,772,621
12-20-26	2.100	757,000,000		9,371,229
09-20-29	2.100	300,000,000		3,682,207
Japan Government 30-Year Bond
(JPY) Senior Unsecured
12-20-34	2.400	283,000,000		3,654,461
03-20-39	2.300	123,000,000		1,566,710
Japanese Government CPI-Linked Bond
(JPY) Senior Unsecured
03-10-18	1.400	346,368,000	(m)	3,989,627

Total				59,823,393

Kazakhstan (0.1%)
KazMunaiGaz Finance Sub BV
07-02-18	9.125	250,000	(d)	298,438

Luxembourg (0.4%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	1,195,000		1,544,011

	Coupon	Principal
Issuer	rate	amount		Value(a)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	378,000	(d)	368,510
Telecom Italia Capital SA
07-18-36	7.200	35,000		37,152

Total				1,949,673

Malaysia (0.5%)
Petronas Capital Ltd.
05-22-12	7.000	500,000	(d)	546,072
08-12-19	5.250	1,980,000	(d)	2,127,258

Total				2,673,330

Mexico (1.7%)
Mexican Bonos
(MXN)
12-19-13	8.000	35,940,000		3,056,493
12-17-15	8.000	55,280,000		4,762,872
Mexican Government International Bond
Senior Unsecured
09-27-34	6.750	270,000		321,300
Pemex Project Funding Master Trust
03-01-18	5.750	617,000		653,953

Total				8,794,618

Netherlands (2.9%)
Allianz Finance II BV
(EUR)
11-23-16	4.000	400,000		550,861
BMW Finance NV
(EUR)
09-19-13	8.875	650,000		1,011,698
Deutsche Telekom International Finance BV
(EUR)
01-19-15	4.000	1,335,000		1,814,399
Deutsche Telekom International Finance BV
(GBP)
12-09-10	6.250	415,000		661,270
E.ON International Finance BV
(EUR)
10-02-17	5.500	535,000		806,091
ING Groep NV
(EUR) Senior Unsecured
05-31-17	4.750	1,205,000		1,613,418
Netherlands Government Bond
(EUR)
07-15-12	5.000	2,880,000		4,048,910
07-15-13	4.250	2,345,000		3,328,454
Rabobank Nederland NV
(EUR) Senior Unsecured
04-04-12	4.125	600,000		817,445

Total				14,652,546

	Coupon	Principal
Issuer	rate	amount		Value(a)
New Zealand (0.9%)
New Zealand Government Bond
(NZD) Senior Unsecured
04-15-13	6.500	5,850,000		4,497,042

Norway (1.3%)
Eksportfinans ASA
(GBP) Senior Unsecured
09-06-10	6.000	930,000		1,466,239
Norway Government Bond
(NOK)
05-16-11	6.000	31,250,000		5,295,409

Total				6,761,648

Philippine Islands (0.3%)
Philippine Government International Bond
Senior Unsecured
01-15-16	8.000	100,000		122,120
01-14-31	7.750	405,000		502,200
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	790,000	(d,n)	915,413

Total				1,539,733

Poland (1.7%)
Poland Government Bond
(PLN)
04-25-13	5.250	6,400,000		2,106,575
10-25-17	5.250	20,485,000		6,551,103

Total				8,657,678

Qatar (0.3%)
Qatar Government International Bond
Senior Notes
04-09-19	6.550	550,000	(d,n)	637,154
Qatari Diar Finance QSC
Government Guaranteed
07-21-20	5.000	500,000	(d)	504,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III
Senior Secured
09-30-14	5.500	310,000	(d)	338,553

Total				1,479,707

Russia (0.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
08-07-18	8.700	100,000	(d)	121,320
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	100,000	(d)	103,375
08-16-37	7.288	230,000	(d)	237,475
Russian Foreign Bond — Eurobond
03-31-30	7.500	1,191,400	(d)	1,384,288

	Coupon	Principal
Issuer	rate	amount		Value(a)
TransCapitalInvest Ltd. for OJSC AK Transneft
Senior Unsecured
03-05-14	5.670	200,000	(d)	212,235

Total				2,058,693

South Africa (0.5%)
South Africa Government Bond
(ZAR) Senior Unsecured
12-21-14	8.750	15,975,000		2,291,461

South Korea (0.3%)
Export-Import Bank of Korea
Senior Unsecured
01-21-14	8.125	810,000		928,960
01-14-15	5.875	450,000		497,144

Total				1,426,104

Spain (2.4%)
Ayt Cedulas Cajas Global
(EUR)
06-14-18	4.250	1,500,000		1,770,239
Caja de Ahorros y Monte de Piedad de Madrid
(EUR)
03-25-11	3.500	1,800,000		2,350,625
Instituto de Credito Oficial
(AUD) Government Guaranteed
03-08-11	5.500	1,210,000		1,087,462
Santander International Debt SA
(EUR) Bank Guaranteed
04-11-11	5.125	1,200,000		1,593,126
Spain Government Bond
(EUR)
07-30-17	5.500	2,050,000		2,969,650
Telefonica Emisiones SAU
04-27-20	5.134	1,570,000		1,649,271
Telefonica Emisiones SAU
(EUR)
02-02-16	4.375	550,000		743,667

Total				12,164,040

Supra-National (0.7%)
Corp. Andina de Fomento
Senior Unsecured
06-04-19	8.125	730,000		889,360
European Investment Bank
(GBP) Senior Unsecured
12-07-11	5.500	1,695,000		2,817,785

Total				3,707,145

Sweden (1.0%)
Sweden Government Bond
(SEK)
05-05-14	6.750	30,525,000		4,958,024

	Coupon	Principal
Issuer	rate	amount		Value(a)
Tunisia (0.4%)
Banque Centrale de Tunisie SA
(JPY)
08-02-10	3.300	190,000,000		2,199,332

Turkey (0.3%)
Turkey Government International Bond
Senior Unsecured
07-14-17	7.500	350,000		413,000
04-03-18	6.750	204,000		231,285
06-05-20	7.000	235,000		270,250
03-17-36	6.875	540,000		584,550

Total				1,499,085

United Kingdom (4.0%)
MetLife of Connecticut
(JPY)
05-24-12	0.653	100,000,000	(i)	1,108,346
SABMiller PLC
Senior Unsecured
01-15-14	5.700	1,275,000	(d)	1,418,613
United Kingdom Gilt
(GBP)
03-07-18	5.000	1,700,000		3,041,223
03-07-19	4.500	2,240,000		3,861,131
03-07-25	5.000	660,000		1,162,641
12-07-27	4.250	1,750,000		2,791,702
03-07-36	4.250	1,400,000		2,184,600
12-07-38	4.750	1,690,000		2,856,001
12-07-49	4.250	1,185,000		1,847,435

Total				20,271,692

United States (35.4%)
AmeriCredit Automobile Receivables Trust
Series 2007-DF Class A3A (AGM)
07-06-12	5.490	18,983	(l)	18,988
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	237,000	(d)	241,739
Anadarko Petroleum Corp.
03-15-40	6.200	215,000		190,938
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	220,000	(n)	231,441
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	710,000	(d)	822,014
Ashland, Inc.
06-01-17	9.125	180,000		204,525
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	2,570,000		2,953,361

	Coupon	Principal
Issuer	rate	amount		Value(a)
Ball Corp.
09-01-16	7.125	30,000	(n)	32,250
03-15-18	6.625	75,000		77,438
09-01-19	7.375	35,000		37,800
09-15-20	6.750	234,000		246,285
Bank of America Corp.
(GBP) Senior Unsecured
02-02-11	0.768	950,000	(i)	1,481,967
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	2,190,000		2,314,979
BellSouth Corp.
Senior Unsecured
10-15-11	6.000	785,000		832,515
BMW Vehicle Lease Trust
Series 2009-1 Class A2
04-15-11	2.040	213,565		213,700
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	76,000	(d)	77,425
01-15-20	6.875	67,000	(d,n)	68,508
Burlington Northern Santa Fe LLC
Senior Unsecured
05-01-40	5.750	730,000		777,716
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	820,000	(d)	895,850
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	136,000	(d)	142,800
04-30-20	8.125	58,000	(d)	61,335
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	605,000		715,065
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	1,270,000		1,313,826
CF Industries, Inc.
05-01-18	6.875	65,000		68,088
05-01-20	7.125	65,000		69,225
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	945,000	(d)	996,975
Chesapeake Energy Corp.
01-15-16	6.625	290,000		296,525
CIT Group, Inc.
Senior Secured
05-01-16	7.000	535,000		509,588
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	4,449,694	(d)	4,471,050
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	1,700,000	(f)	1,794,719
Citigroup, Inc.
05-22-19	8.500	755,000		917,489

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup, Inc.
(EUR) Senior Unsecured
08-02-19	5.000	595,000		785,791
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	700,000		748,896
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	3,170,000		3,695,580
Comcast Corp.
07-01-39	6.550	1,235,000		1,389,091
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.657	400,000	(d,f,i)	345,775
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	467,266	(f)	471,857
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	317,000		328,095
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	285,000		307,800
02-15-19	8.625	100,000		109,250
CVS Caremark Corp.
Senior Unsecured
09-15-39	6.125	305,000		325,555
DaVita, Inc.
03-15-13	6.625	478,000		484,573
Del Monte Corp.
10-15-19	7.500	370,000		389,888
Denbury Resources, Inc.
04-01-13	7.500	340,000		344,250
03-01-16	9.750	310,000		341,388
DISH DBS Corp.
10-01-14	6.625	550,000		562,375
02-01-16	7.125	290,000		297,975
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	1,460,000		1,610,025
Dr Pepper Snapple Group, Inc.
12-21-11	1.700	1,310,000		1,319,575
DTE Energy Co.
Senior Unsecured
06-01-11	7.050	115,000		120,402
05-15-14	7.625	1,540,000		1,804,885
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	450,000		511,731
Duke Energy Indiana, Inc.
1st Mortgage
08-15-38	6.350	940,000		1,117,486

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	1,600,000	(d,l)	1,562,624
El Paso Corp.
Senior Unsecured
12-12-13	12.000	405,000		486,000
Embarq Corp.
Senior Unsecured
06-01-36	7.995	920,000		942,034
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	300,000	(d)	302,250
ERAC USA Finance LLC
10-15-37	7.000	905,000	(d)	1,001,485
Esterline Technologies Corp.
Senior Notes
08-01-20	7.000	15,000	(d,g)	15,113
Federal Home Loan Mortgage Corp. #A11799
08-01-33	6.500	131,626	(f)	146,024
Federal Home Loan Mortgage Corp. #A15881
11-01-33	5.000	911,326	(f)	986,033
Federal Home Loan Mortgage Corp. #E91486
09-01-17	6.500	91,863	(f)	100,269
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	371,343	(f)	401,045
Federal Home Loan Mortgage Corp. #G01960
12-01-35	5.000	2,174,267	(f)	2,322,928
Federal National Mortgage Association
10-15-14	4.625	3,130,000		3,525,012
Federal National Mortgage Association #545874
08-01-32	6.500	136,531	(f)	154,355
Federal National Mortgage Association #555528
04-01-33	6.000	590,847	(f)	652,708
Federal National Mortgage Association #555734
07-01-23	5.000	592,980	(f)	637,364
Federal National Mortgage Association #555740
08-01-18	4.500	771,760	(f)	826,326
Federal National Mortgage Association #555851
01-01-33	6.500	691,303	(f)	772,431
Federal National Mortgage Association #575487
04-01-17	6.500	276,724	(f)	300,759
Federal National Mortgage Association #621581
12-01-31	6.500	178,444	(f)	200,468
Federal National Mortgage Association #633966
03-01-17	6.000	62,772	(f)	68,360
Federal National Mortgage Association #634749
03-01-17	5.500	373,183	(f)	405,887
Federal National Mortgage Association #640996
05-01-32	7.500	240,166	(f)	274,905
Federal National Mortgage Association #643381
06-01-17	6.000	163,177	(f)	177,705
Federal National Mortgage Association #645053
05-01-32	7.000	424,650	(f)	482,734
Federal National Mortgage Association #646147
06-01-32	7.000	259,967	(f)	298,423

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #652284
08-01-32	6.500	201,691	(f)	225,360
Federal National Mortgage Association #653145
07-01-17	6.000	124,713	(f)	135,841
Federal National Mortgage Association #653730
09-01-32	6.500	140,161	(f)	158,471
Federal National Mortgage Association #655589
08-01-32	6.500	967,457	(f)	1,083,496
Federal National Mortgage Association #666424
08-01-32	6.500	151,445	(f)	169,217
Federal National Mortgage Association #670461
11-01-32	7.500	140,880	(f)	161,258
Federal National Mortgage Association #677333
01-01-33	6.000	2,829,756	(f)	3,126,028
Federal National Mortgage Association #688034
03-01-33	5.500	317,479	(f)	347,460
Federal National Mortgage Association #688691
03-01-33	5.500	489,184	(f)	529,605
Federal National Mortgage Association #711503
06-01-33	5.500	671,128	(f)	729,098
Federal National Mortgage Association #720576
06-01-33	5.000	1,630,576	(f)	1,745,630
Federal National Mortgage Association #735029
09-01-13	5.321	603,137	(f)	633,064
Federal National Mortgage Association #741850
09-01-33	5.500	1,350,828	(f)	1,462,446
Federal National Mortgage Association #753507
12-01-18	5.000	1,273,332	(f)	1,372,342
Federal National Mortgage Association #755498
11-01-18	5.500	553,300	(f)	600,469
Federal National Mortgage Association #756788
11-01-33	6.500	210,461	(f)	235,265
Federal National Mortgage Association #928019
01-01-37	5.500	1,402,383	(f,k)	1,523,700
Fidelity National Information Services, Inc.
07-15-17	7.625	30,000	(d)	31,200
07-15-20	7.875	20,000	(d)	20,900
Florida Power Corp.
1st Mortgage
06-15-38	6.400	210,000		253,680
04-01-40	5.650	600,000		657,022
Forest Oil Corp.
02-15-14	8.500	320,000		343,200
Frontier Communications Corp.
04-15-20	8.500	158,000	(d)	168,270
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	78,000	(d)	82,485
04-15-17	8.250	194,000	(d)	207,580
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	388,708	(d,f)	414,277

	Coupon	Principal
Issuer	rate	amount		Value(a)
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	1,520,000		1,713,876
Georgia-Pacific LLC
05-01-16	8.250	230,000	(d)	249,550
Government National Mortgage Association #604708
10-15-33	5.500	664,170	(f)	727,205
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	0.000	94,451	(f,e)	1,255
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	725,000	(f)	741,421
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	500,000	(f)	510,787
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	2,100,000	(f)	2,155,656
Greif, Inc.
Senior Unsecured
02-01-17	6.750	195,000		199,875
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.201	1,250,000	(d,f,i)	1,075,062
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	6.002	775,000	(f)	99,146
GTP Towers Issuer LLC
02-15-15	4.436	450,000	(d)	479,245
Harborview Mortgage Loan Trust
CMO Series 2004-1 Class 4A
04-19-34	4.757	1,526,704	(f,i)	1,400,985
HCA, Inc.
Secured
02-15-17	9.875	325,000		359,938
HCA, Inc.
Senior Secured
09-15-20	7.250	745,000		787,837
HJ Heinz Finance Co.
07-15-11	6.625	500,000		525,419
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	85,000		89,924
Invista
05-01-12	9.250	223,000	(d)	225,788
Jarden Corp.
05-01-16	8.000	300,000		315,000
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	166,319	(f)	172,397
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	117,216	(f)	120,488

	Coupon	Principal
Issuer	rate	amount		Value(a)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	1,200,000	(f)	1,265,862
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	4.893	1,166,539	(f)	1,227,295
JPMorgan Chase & Co.
Senior Unsecured
06-24-15	3.400	1,850,000		1,899,524
04-23-19	6.300	880,000		997,963
07-22-20	4.400	615,000		617,513
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	470,000		474,700
Kraft Foods, Inc.
Senior Unsecured
02-19-14	6.750	145,000		167,316
08-11-17	6.500	404,000		473,125
02-01-18	6.125	2,125,000		2,454,137
L-3 Communications Corp.
10-15-15	6.375	531,000		544,274
Lamar Media Corp.
04-01-14	9.750	255,000		284,325
04-15-18	7.875	73,000	(d)	75,555
LBI Escrow Corp.
Senior Secured
11-01-17	8.000	181,000	(d)	189,824
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	750,000	(f)	767,018
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	6.055	750,000	(f)	822,866
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	900,000	(f)	920,866
Lear Corp.
03-15-18	7.875	214,000		221,490
03-15-20	8.125	117,000		121,388
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	1,320,000	(b,o)	287,100
Mantech International Corp.
04-15-18	7.250	57,000	(d)	58,283
Mellon Funding Corp.
(GBP)
11-08-11	6.375	370,000		610,203
Merrill Lynch & Co., Inc.
(GBP) Senior Unsubordinated
09-24-10	5.125	221,000		347,653
Metropolitan Life Global Funding I
(GBP) Senior Secured
01-27-11	4.625	540,000		854,112

	Coupon	Principal
Issuer	rate	amount		Value(a)
MGM Resorts International
Senior Secured
11-15-17	11.125	290,000		329,150
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	211,727		208,551
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	750,000	(f)	755,948
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.968	575,000	(f)	626,884
Morgan Stanley
(EUR) Senior Unsecured
10-02-17	5.500	625,000		852,270
Morgan Stanley
(GBP) Senior Unsecured
04-11-11	7.500	470,000		755,794
Morgan Stanley
Senior Unsecured
04-01-18	6.625	205,000		222,952
07-24-20	5.500	1,180,000		1,187,308
Mylan, Inc.
07-15-20	7.875	380,000	(d,g)	405,650
Nalco Co.
Senior Notes
05-15-17	8.250	570,000		612,750
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	2,400,000	(e)	208,769
Nevada Power Co.
01-15-15	5.875	1,000,000		1,130,091
05-15-18	6.500	365,000		427,946
Nextel Communications, Inc.
08-01-15	7.375	445,000		440,550
Nielsen Finance LLC/Co.
08-01-14	10.000	200,000		208,500
Nisource Finance Corp.
09-15-17	5.250	1,575,000		1,646,981
09-15-20	5.450	970,000		1,002,576
Northern States Power Co.
1st Mortgage
08-28-12	8.000	515,000		588,700
Northwest Pipeline GP
Senior Unsecured
04-15-17	5.950	1,085,000		1,214,320
NRG Energy, Inc.
02-01-16	7.375	1,290,000		1,315,800
Oracle Corp.
Senior Notes
07-15-40	5.375	90,000	(d)	91,971
Oshkosh Corp.
03-01-17	8.250	146,000		152,570
03-01-20	8.500	106,000		111,035

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pacific Gas & Electric Co.
Senior Unsecured
01-15-40	5.400	425,000		447,189
PacifiCorp
1st Mortgage
10-15-37	6.250	200,000		235,950
01-15-39	6.000	440,000	(n)	509,573
Petrohawk Energy Corp.
08-01-14	10.500	480,000		535,200
Phillips-Van Heusen Corp.
Senior Unsecured
05-15-20	7.375	110,000		114,400
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	280,000		303,735
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	2,850,000		3,354,547
Progress Energy, Inc.
Senior Unsecured
03-01-11	7.100	325,000		336,327
03-15-14	6.050	875,000		988,235
Quicksilver Resources, Inc.
08-01-15	8.250	245,000		254,188
QVC, Inc.
Senior Secured
04-15-17	7.125	316,000	(d)	323,900
10-15-20	7.375	316,000	(d)	323,900
Qwest Communications International, Inc.
04-01-18	7.125	370,000	(d)	382,950
Qwest Corp.
Senior Unsecured
10-01-14	7.500	175,000		191,188
Range Resources Corp.
05-15-16	7.500	320,000		333,200
05-15-19	8.000	720,000		772,199
Regal Cinemas Corp.
07-15-19	8.625	200,000		207,000
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	25,000		26,188
06-01-16	9.375	5,000	(d,n)	5,450
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	388,155		366,752
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	265,000	(d)	276,262
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	2,190,000		2,245,015
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.391	884,038	(i,l)	878,047

	Coupon	Principal
Issuer	rate	amount		Value(a)
SBA Telecommunications, Inc.
08-15-16	8.000	240,000		258,000
08-15-19	8.250	85,000		93,075
SCANA Corp.
Senior Unsecured
05-15-11	6.875	205,000		214,120
Select Medical Corp.
02-01-15	7.625	587,000		562,052
Sierra Pacific Power Co.
05-15-16	6.000	2,935,000		3,332,736
Southern California Gas Co.
1st Mortgage
03-15-14	5.500	845,000		952,414
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	2,131,000	(d)	2,274,721
Speedway Motorsports, Inc.
06-01-16	8.750	435,000		461,100
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	150,000		156,750
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	620,000		708,189
TCM Sub LLC
01-15-15	3.550	845,000	(d)	874,193
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	750,000		968,211
The Dow Chemical Co.
(EUR) Senior Unsecured
05-27-11	4.625	520,000		688,912
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	1,400,000		1,748,421
The Goldman Sachs Group, Inc.
(EUR) Senior Unsecured
05-02-18	6.375	350,000		507,014
The Goldman Sachs Group, Inc.
Senior Unsecured
03-15-20	5.375	890,000		916,106
The Manitowoc Co., Inc.
11-01-13	7.125	470,000	(n)	472,350
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	450,000		482,315
Time Warner, Inc.
07-15-40	6.100	85,000		89,765
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	3,590,000		4,194,555
TransDigm, Inc.
07-15-14	7.750	200,000		206,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
tw telecom holdings, inc.
03-01-18	8.000	216,000	(d)	222,480
U.S. Treasury
10-31-11	1.000	670,000		675,156
07-15-12	1.500	2,130,000	(n)	2,171,020
07-31-15	1.750	5,750,000	(g)	5,792,204
06-30-16	3.250	800,000	(n)	856,687
08-15-23	6.250	4,400,000		5,735,127
02-15-40	4.625	2,180,000		2,424,228
05-15-40	4.375	2,060,000		2,201,955
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	165,000		167,388
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	173,000		172,135
Valmont Industries, Inc.
04-20-20	6.625	632,000		650,879
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	2,380,000		2,574,189
04-01-32	7.375	1,255,000		1,444,614
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	800,000	(f)	819,492
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	500,000	(f)	524,615
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	900,000	(f)	951,977
Wells Fargo & Co.
(EUR) Senior Unsecured
11-03-16	4.125	330,000		443,327
Wells Fargo & Co.
(GBP) Senior Unsecured
11-30-10	4.750	1,300,000		2,057,715
Windstream Corp.
08-01-16	8.625	315,000		328,388
03-15-19	7.000	40,000		38,600

Total				179,903,855

Uruguay (0.2%)
Uruguay Government International Bond
11-18-22	8.000	450,000		564,750
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	275,000		333,438

Total				898,188

Venezuela (0.4%)
Petroleos de Venezuela SA
04-12-17	5.250	1,190,000		719,950

	Coupon	Principal
Issuer	rate	amount		Value(a)
Venezuela Government International Bond
02-26-16	5.750	620,000	(d)	424,700
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	160,000		130,400
05-07-23	9.000	931,000	(d)	633,080

Total				1,908,130

Total Bonds
(Cost: $450,475,851)				$476,160,633

Senior Loans (0.1%)(j)

	Coupon	Principal
Borrower	rate	amount		Value(a)
United States
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750%	$558,658	(b,o)	$365,502

Total Senior Loans
(Cost: $319,170)				$365,502

Money Market Fund (2.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	14,607,427	(q)	$14,607,427

Total Money Market Fund (Cost: $14,607,427)			$14,607,427

Investments of Cash Collateral Received for Securities on Loan (0.6%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(p)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price
$3,207,396	0.210%	$3,207,340	$3,207,340

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,207,340)			$3,207,340

Total Investments in Securities (Cost: $468,609,788)(r)			$494,340,902

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-Bobl, 5-year	9	$1,407,591	Sept. 2010	$(8,633)
Euro-Bund, 10-year	(17)	(2,847,510)	Sept. 2010	15,490
Japanese Government Bond, 10-year	3	4,925,570	Sept. 2010	4,187
U.S. Treasury Note, 5-year	(137)	(16,416,454)	Oct. 2010	(301,253)
U.S. Treasury Note, 10-year	(17)	(2,104,812)	Sept. 2010	(58,244)
U.S. Treasury Ultra Bond, 30-year	(23)	(3,110,750)	Sept. 2010	(69,221)

Total				$(417,674)

Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 12, 2010	2,401,974	31,150,000	$57,824	$—
	(USD)	(MXN)

Aug. 13 2010	6,150,000	4,453,295	—	(70,094)
	(SGD)	(USD)

Aug. 13, 2010	4,865,346	229,620,000	75,223	—
	(USD)	(IDR)

Aug. 20, 2010	4,358,000	5,619,249	—	(59,408)
	(EUR)	(USD)

Aug. 27, 2010	13,040,309	13,775,000	352,826	—
	(USD)	(CAD)

Aug. 30, 2010	2,037,635	3,660,000	30,249	—
	(USD)	(BRL)

Sept. 2, 2010	17,218,114	1,506,585,000	224,653	—
	(USD)	(JPY)

Sept. 3, 2010	978,010	1,100,000	13,016	—
	(USD)	(AUD)

Sept. 3, 2010	727,150	1,000,000	—	(3,293)
	(USD)	(NZD)

Sept. 10, 2010	280,000	438,130	—	(1,124)
	(GBP)	(USD)

Sept. 14, 2010	2,188,000	2,617,068	—	(22,232)
	(GBP)	(EUR)

Total			$753,791	$(156,151)

Notes to Portfolio of Investments

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CMO	— Collateralized Mortgage Obligation

CZK	— Czech Koruna

DKK	— Danish Krone

EUR	— European Monetary Unit

GBP	— British Pound Sterling

IDR	— Indonesian Rupiah

I.O.	— Interest Only

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

PLN	— Polish Zloty

SEK	— Swedish Krona

SGD	— Singapore Dollar

ZAR	— South African Rand
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $34,306,268 or 6.76% of net assets.
(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at July 31, 2010.
(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.
(g) At July 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,202,179.
(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.
(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2010.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(k) At July 31, 2010, investments in securities included securities valued at $521,105 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(l) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	Ambac Assurance Corporation

FGIC	—	Financial Guaranty Insurance Company
(m) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(n) At July 31, 2010, security was partially or fully on loan.
(o) This position is in bankruptcy.
(p) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$728,906
Fannie Mae Principal Strip	139,231
Federal Farm Credit Bank	386,229
Federal Home Loan Mortgage Corp	1,368,537
Freddie Mac Strips	648,593

Total market value of collateral securities	$3,271,496

(q) Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.
(r) At July 31, 2010, the cost of securities for federal income tax purposes was approximately $468,610,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$33,783,000
Unrealized depreciation	(8,052,000)

Net unrealized appreciation	$25,731,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$262,988,058	$—	$262,988,058
U.S. Government Obligations & Agencies	19,856,377	3,525,012	—	23,381,389
Asset-Backed Securities	—	8,199,175	1,883,790	10,082,965
Commercial Mortgage-Backed Securities	—	17,217,472	—	17,217,472
Residential Mortgage-Backed Securities	—	24,943,855	—	24,943,855
Corporate Debt Securities
Life Insurance	—	3,268,014	1,108,346	4,376,360
All Other Industries	—	133,170,534	—	133,170,534

Total Bonds	19,856,377	453,312,120	2,992,136	476,160,633

Other
Senior Loans	—	365,502	—	365,502
Affiliated Money Market Fund(c)	14,607,427	—	—	14,607,427
Investments of Cash Collateral Received for Securities on Loan	—	3,207,340	—	3,207,340

Total Other	14,607,427	3,572,842	—	18,180,269

Investments in Securities	34,463,804	456,884,962	2,992,136	494,340,902
Other Financial Instruments(d)	(417,674)	597,640	—	179,966

Total	$34,046,130	$457,482,602	$2,992,136	$494,520,868

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securities	Securities	Total

Balance as of Oct. 31, 2009	$2,060,678	$—	$2,060,678
Accrued discounts/premiums	381	19,749	20,130
Realized gain (loss)	19,846	—	19,846
Change in unrealized appreciation (depreciation)*	(217,503)	41,201	(176,302)
Net purchases (sales)	20,388	1,047,396	1,067,784
Transfers in and/or out of Level 3	—	—	—

Balance as of July 31, 2010	$1,883,790	$1,108,346	$2,992,136

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was $(176,302), which is comprised of Asset-Backed Securities of $(217,503) and Corporate Debt Securities $41,201.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Emerging Markets Opportunity Fund
(formerly known as Threadneedle Emerging Markets Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.8%)(c)

Issuer	Shares		Value(a)
Brazil (22.6%)
Anhanguera Educacional Participacoes SA Unit	524,700		$8,207,298
Banco Santander Brasil SA, ADR	688,099		9,165,479
BM&FBovespa SA	597,100		4,415,164
Cyrela Brazil Realty SA Empreendimentos e Participacoes	561,000		7,859,296
Itaú Unibanco Holding SA	314,600		7,044,993
Itaú Unibanco Holding SA, ADR	1,068,780		23,929,985
Localiza Rent A Car SA	424,903		5,860,814
Lojas Renner SA	803,500		26,973,761
MRV Engenharia e Participacoes SA	469,400		4,231,836
OGX Petroleo e Gas Participacoes SA	992,400	(b)	10,454,040
Petroleo Brasileiro SA, ADR	483,444		17,597,362
Vale SA, ADR	676,756		18,813,816

Total			144,553,844

China (9.8%)
Bank of China Ltd., Series H	12,124,000	(f)	6,399,784
China Construction Bank Corp., Series H	9,034,000		7,664,803
China Life Insurance Co., Ltd., Series H	1,679,000	(f)	7,457,706
China Merchants Bank Co., Ltd., Series H	2,619,500	(f)	6,997,969
China Petroleum & Chemical Corp., Series H	2,994,000	(f)	2,413,024
China Shenhua Energy Co., Ltd., Series H	664,000		2,556,082
CNOOC Ltd., ADR	39,726		6,690,653
Industrial & Commercial Bank of China, Series H	11,936,000	(f)	9,112,741
PetroChina Co., Ltd., Series H	4,178,000		4,738,925
Tencent Holdings Ltd.	195,100	(f)	3,760,231
Tingyi Cayman Islands Holding Corp.	1,260,000	(f)	3,195,746
ZTE Corp., Series H	699,899	(f)	2,239,223

Total			63,226,887

Egypt (0.5%)
Orascom Construction Industries, GDR	68,351	(d)	2,904,918

Hong Kong (1.8%)
China Overseas Land & Investment Ltd.	2,859,797		6,126,664
Hengan International Group Co., Ltd.	601,000		5,176,499

Total			11,303,163

Hungary (1.6%)
OTP Bank PLC	424,740	(b,f)	10,216,946

India (6.5%)
Bharat Heavy Electricals Ltd.	120,394		6,325,274
Cairn India Ltd.	531,574	(b)	3,830,220
Housing Development Finance Corp.	111,628		7,169,427
Infosys Technologies Ltd.	123,307		7,409,714
Larsen & Toubro Ltd.	81,972		3,169,708
Reliance Industries Ltd.	278,120		6,051,481

Issuer	Shares		Value(a)
State Bank of India	139,145		7,505,329

Total			41,461,153

Indonesia (2.7%)
Astra International Tbk PT	1,026,500		5,818,172
Bank Central Asia Tbk PT	5,920,000		3,937,842
Perusahaan Gas Negara PT	6,983,500		3,161,898
Semen Gresik Persero Tbk PT	4,327,000		4,474,539

Total			17,392,451

Israel (0.7%)
Israel Chemicals Ltd.	341,335		4,214,789

Luxembourg (1.8%)
Evraz Group SA, GDR	208,184	(b,d)	5,548,104
Ternium SA, ADR	166,188		5,941,221

Total			11,489,325

Mexico (6.5%)
America Movil SAB de CV, Series L, ADR	239,714		11,892,212
Bolsa Mexicana de Valores SAB de CV	3,917,900	(f)	6,706,028
Grupo Financiero Banorte SAB de CV, Series O	1,371,600		5,328,644
Grupo Mexico SAB de CV, Series B	1,634,000		4,331,514
Grupo Modelo SAB de CV, Series C	1,475,700		7,980,099
Wal-Mart de Mexico SAB de CV, Series V	2,091,500	(f)	4,927,518

Total			41,166,015

Netherlands (1.1%)
VimpelCom Ltd., ADR	419,611	(b)	6,843,855

Panama (1.7%)
Copa Holdings SA, Class A	209,188		10,804,560

Poland (1.1%)
Bank Pekao SA	77,818		4,154,653
Powszechna Kasa Oszczednosci Bank Polski SA	232,618		2,970,333

Total			7,124,986

Russia (8.8%)
CTC Media, Inc.	276,667		4,988,306
Eurasia Drilling Co., Ltd., GDR	236,717	(d)	4,852,699
LSR Group, GDR	347,584	(b,d)	3,163,014
Lukoil OAO, ADR	22,565		1,286,205
Mechel, ADR	105,998		2,308,636
MMC Norilsk Nickel, ADR	437,702		7,152,052
Novolipetsk Steel OJSC, GDR	97,594	(d)	3,034,197
OGK-3 OJSC	42,431,742	(b)	2,395,569
Sberbank of Russian Federation	5,984,466		16,756,505
X5 Retail Group NV, GDR	266,764	(b,d,f)	9,982,309

Total			55,919,492

South Africa (7.5%)
Impala Platinum Holdings Ltd.	153,997		4,175,297
Kumba Iron Ore Ltd.	66,280		3,366,777
Massmart Holdings Ltd.	243,748		4,281,318
MTN Group Ltd.	397,718		6,385,656
Murray & Roberts Holdings Ltd.	917,177		5,291,017
Naspers Ltd., Series N	122,386		5,225,432

Issuer	Shares		Value(a)
Shoprite Holdings Ltd.	369,891		4,641,411
Standard Bank Group Ltd.	633,681		9,874,079
Truworths International Ltd.	529,442		4,238,298

Total			47,479,285

South Korea (9.7%)
Hyundai Engineering & Construction Co., Ltd.	51,219		2,737,224
Hyundai Mobis	23,801		4,115,766
Hyundai Motor Co.	39,430		4,967,927
KB Financial Group, Inc.	70,791		3,082,815
LG Display Co., Ltd.	89,300		2,741,071
LG Electronics, Inc.	19,564		1,662,593
LG Household & Health Care Ltd.	26,990		8,501,416
POSCO	15,221		6,332,430
Samsung Electronics Co., Ltd.	27,660		18,087,111
Samsung Heavy Industries Co., Ltd.	156,960		3,278,295
Shinhan Financial Group Co., Ltd.	165,970		6,806,650

Total			62,313,298

Taiwan (9.6%)
Acer, Inc.	2,165,163		5,810,973
Cathay Financial Holding Co., Ltd.	1,714,000		2,702,168
Delta Electronics, Inc.	2,458,000		8,496,012
Hon Hai Precision Industry Co., Ltd.	2,190,283	(b)	8,838,140
MediaTek, Inc.	281,551		3,817,835
Siliconware Precision Industries Co.	2,670,000		2,605,774
Synnex Technology International Corp.	1,654,400		3,777,760
Taiwan Semiconductor Manufacturing Co., Ltd.	4,397,858		8,584,139
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	271,783		2,745,008
Tripod Technology Corp.	1,936,766		7,391,080
U-Ming Marine Transport Corp.	1,770,000		3,355,188
Yuanta Financial Holding Co., Ltd.	5,137,000		2,876,296

Total			61,000,373

Thailand (1.8%)
Bangkok Bank PCL	1,866,375		7,953,799
Siam Commercial Bank PCL	1,262,600		3,508,317

Total			11,462,116

Turkey (1.2%)
BIM Birlesik Magazalar AS	134,136		4,119,109
KOC Holding AS	832,948		3,290,645

Total			7,409,754

United Kingdom (0.8%)
Antofagasta PLC	323,333		5,011,900

United States (1.0%)
Southern Copper Corp.	198,071		6,221,410

Total Common Stocks (Cost: $531,608,872)			$629,520,520

Warrants (—%)

Issuer	Shares		Value(a)
Singapore
Golden Agri-Resources Ltd.	1	(b,e)	$—

Total Warrants (Cost: $—)			$—

Money Market Fund (0.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	4,833,379	(g)	$4,833,379

Total Money Market Fund (Cost: $4,833,379)			$4,833,379

Investments of Cash Collateral Received for Securities on Loan (6.1%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(h)
Cantor Fitzgerald & Co. dated 07-30-10, matures 08-02-10, repurchase price $12,000,230	0.230%	$12,000,000	$12,000,000
Citigroup Global Markets, Inc. dated 07-30-10, matures 08-02-10, repurchase price $5,000,092	0.220	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 07-30-10, matures 08-02-10, repurchase price $5,000,100	0.240	5,000,000	5,000,000
Pershing LLC dated 07-30-10, matures 08-02-10, repurchase price $10,000,258	0.310	10,000,000	10,000,000
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $6,564,952	0.210	6,564,837	6,564,837

Total			38,564,837

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,564,837)			$38,564,837

Total Investments in Securities (Cost: $575,007,088)(i)			$672,918,736

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)

Airlines	1.7%	$10,804,560
Auto Components	0.6	4,115,766
Automobiles	1.7	10,786,099
Beverages	1.3	7,980,099
Capital Markets	0.5	2,876,296
Chemicals	0.7	4,214,789
Commercial Banks	23.9	152,411,666
Communications Equipment	0.4	2,239,223
Computers & Peripherals	0.9	5,810,973
Construction & Engineering	2.2	14,102,867
Construction Materials	1.2	7,637,553
Diversified Consumer Services	1.3	8,207,298
Diversified Financial Services	1.8	11,121,192
Electric Utilities	0.4	2,395,569
Electrical Equipment	1.0	6,325,274
Electronic Equipment, Instruments & Components	4.9	31,244,063
Energy Equipment & Services	0.8	4,852,699
Food & Staples Retailing	4.4	27,951,665
Food Products	0.5	3,195,746
Gas Utilities	0.5	3,161,898
Household Durables	2.2	13,753,725
Household Products	1.3	8,501,416
Industrial Conglomerates	0.5	3,290,645
Insurance	1.6	10,159,874
Internet Software & Services	0.6	3,760,231
IT Services	1.2	7,409,714
Machinery	0.5	3,278,295
Marine	0.5	3,355,188
Media	1.6	10,213,738
Metals & Mining	11.3	72,237,354
Multiline Retail	4.2	26,973,761
Oil, Gas & Consumable Fuels	8.7	55,617,992
Personal Products	0.8	5,176,499
Real Estate Management & Development	1.0	6,126,664
Road & Rail	0.9	5,860,814
Semiconductors & Semiconductor Equipment	5.6	35,839,867
Specialty Retail	0.7	4,238,298
Thrifts & Mortgage Finance	1.1	7,169,427
Wireless Telecommunication Services	3.9	25,121,723
Other(1)	6.8	43,398,216

Total		$672,918,736

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $29,485,241 or 4.63% of net assets.

(e)	Negligible market value.
(f)	At July 31, 2010, security was partially or fully on loan.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$272
Fannie Mae Grantor Trust	2,468
Fannie Mae Interest Strip	135,719
Fannie Mae Pool	1,266,962
Fannie Mae Principal Strip	11,549
Fannie Mae REMICS	1,006,616
Fannie Mae Whole Loan	161
Federal Farm Credit Bank	259,099
Federal Home Loan Bank Discount Notes	266,427
Federal Home Loan Banks	1,927,656
Federal Home Loan Mortgage Corp	165,416
Federal National Mortgage Association	439,112
FHLMC Structured Pass Through Securities	374,756
Freddie Mac Coupon Strips	874
Freddie Mac Discount Notes	63,974
Freddie Mac Non Gold Pool	556,824
Freddie Mac Reference REMIC	9,649
Freddie Mac REMICS	604,518
Freddie Mac Strips	81,021
Ginnie Mae I Pool	803,568
Ginnie Mae II Pool	710,745
Government National Mortgage Association	239,007
United States Treasury Bill	2,577,948
United States Treasury Inflation Indexed Bonds	102,788
United States Treasury Strip Coupon	599,558
United States Treasury Strip Principal	33,313

Total market value of collateral securities	$12,240,000

Citigroup Global Markets, Inc. (0.220%)

Security description	Value (a)

Fannie Mae REMICS	$1,795,841
Freddie Mac Reference REMIC	172,564
Freddie Mac REMICS	2,421,016
Government National Mortgage Association	710,579

Total market value of collateral securities	$5,100,000

Mizuho Securities USA, Inc. (0.240%)

Security description	Value (a)

Fannie Mae Pool	$1,817,879
Fannie Mae REMICS	1,256,032
Freddie Mac Gold Pool	661,756
Freddie Mac Non Gold Pool	27,902
Freddie Mac REMICS	836,003
Ginnie Mae I Pool	499,964
Ginnie Mae II Pool	464

Total market value of collateral securities	$5,100,000

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$25,960
Fannie Mae Pool	4,119,198
Fannie Mae REMICS	389,047
Federal Farm Credit Bank	35,065
Federal Home Loan Banks	106,331
Federal Home Loan Mortgage Corp	6,910
Federal National Mortgage Association	676
Freddie Mac Gold Pool	1,107,809
Freddie Mac Non Gold Pool	123,773
Freddie Mac REMICS	359,131
Ginnie Mae I Pool	224,395
Ginnie Mae II Pool	451,253
Government National Mortgage Association	116,902
United States Treasury Inflation Indexed Bonds	205,535
United States Treasury Note/Bond	2,127,850
United States Treasury Strip Coupon	291,735
United States Treasury Strip Principal	508,430

Total market value of collateral securities	$10,200,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,491,936
Fannie Mae Principal Strip	284,981
Federal Farm Credit Bank	790,539
Federal Home Loan Mortgage Corp	2,801,144
Freddie Mac Strips	1,327,552

Total market value of collateral securities	$6,696,152

(i)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $575,007,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$113,189,000
Unrealized depreciation	(15,277,000)

Net unrealized appreciation	$97,912,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Electric Utilities	$—	$2,395,569	$—	2,395,569
All Other Industries	627,124,951	—	—	627,124,951

Total Equity Securities	627,124,951	2,395,569	—	629,520,520

Other
Affiliated Money Market Fund(c)	4,833,379	—	—	4,833,379
Investments of Cash Collateral Received for Securities on Loan	—	38,564,837	—	38,564,837

Total Other	4,833,379	38,564,837	—	43,398,216

Total	$631,958,330	$40,960,406	$—	$672,918,736

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $285,601,515. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

Portfolio of Investments
Columbia Global Equity Fund
(formerly known as Threadneedle Global Equity Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.3%)(c)

Issuer	Shares		Value(a)
Australia (1.0%)
Atlas Iron Ltd.	567,790	(b,e)	$1,032,268
CSL Ltd.	103,047	(e)	3,088,848

Total			4,121,116

Belgium (0.6%)
Ageas	869,347		2,393,519

Brazil (2.7%)
Banco Santander Brasil SA, ADR	192,000		2,557,440
MRV Engenharia e Participacoes SA	258,700		2,332,288
Multiplan Empreendimentos Imobiliarios SA	155,400		2,943,416
Natura Cosmeticos SA	148,300		3,880,212

Total			11,713,356

Canada (0.5%)
Barrick Gold Corp.	52,058		2,139,584

China (1.5%)
AsiaInfo-Linkage, Inc.	167,312	(b)	3,413,165
Focus Media Holding Ltd., ADR	165,565	(b)	3,001,693

Total			6,414,858

Denmark (1.0%)
FLSmidth & Co. A/S	61,886	(e)	4,408,368

Finland (0.5%)
Talvivaara Mining Co. PLC	350,596	(b,e)	2,238,705

France (2.8%)
Cie Generale des Etablissements Michelin, Series B	54,212		4,129,510
Euler Hermes SA	42,895	(b,e)	3,401,038
Renault SA	103,610	(b)	4,621,854

Total			12,152,402

Germany (2.0%)
Linde AG	44,018		5,159,121
MTU Aero Engines Holding AG	58,051		3,370,537

Total			8,529,658

Hong Kong (4.1%)
Champion REIT	3,714,770		1,817,402
China High Speed Transmission Equipment Group Co., Ltd.	1,426,000		3,260,604
Great Eagle Holdings Ltd.	1,427,377		3,712,151
Sun Hung Kai Properties Ltd.	423,000		6,213,860

Issuer	Shares		Value(a)
The Hongkong & Shanghai Hotels	1,603,500	(e)	2,543,403

Total			17,547,420

India (1.5%)
State Bank of India, GDR	58,445	(d)	6,282,838

Indonesia (2.4%)
Bank Mandiri Tbk PT	5,877,500		3,942,427
Bank Rakyat Indonesia	2,679,500		2,965,573
Perusahaan Gas Negara PT	7,564,500		3,424,955

Total			10,332,955

Ireland (0.7%)
Accenture PLC, Class A	71,348		2,828,235

Italy (0.8%)
Prysmian SpA	201,423		3,406,653

Japan (8.4%)
Asahi Breweries Ltd.	309,600		5,486,718
Canon, Inc.	136,700		5,957,582
Hoya Corp.	228,000		5,426,184
Makita Corp.	121,900		3,521,963
Mitsubishi Estate Co., Ltd.	181,000		2,551,893
Nippon Electric Glass Co., Ltd.	287,000		3,657,680
Osaka Securities Exchange Co., Ltd.	309		1,538,025
Ushio, Inc.	164,700	(e)	2,798,699
Yamada Denki Co., Ltd.	69,350		4,688,089

Total			35,626,833

Mexico (0.8%)
America Movil SAB de CV, Series L, ADR	71,495		3,546,867

Netherlands (1.9%)
Fugro NV	79,623		4,203,380
ING Groep NV	426,805	(b)	4,104,215

Total			8,307,595

Panama (0.7%)
Copa Holdings SA, Class A	58,793		3,036,658

Poland (0.8%)
KGHM Polska Miedz SA	94,285		3,277,048

Portugal (0.8%)
Galp Energia SGPS SA, Series B	200,999		3,286,865

Singapore (0.7%)
DBS Group Holdings Ltd.	267,000		2,828,099

South Africa (1.0%)
MTN Group Ltd.	253,973		4,077,724

South Korea (3.0%)
KB Financial Group, Inc.	54,668		2,380,688
NHN Corp.	21,850	(b)	3,399,628

Issuer	Shares		Value(a)
Samsung Electronics Co., Ltd.	10,520		7,205,480

Total			12,985,796

Switzerland (6.1%)
Credit Suisse Group AG	86,723		3,950,206
Nestlé SA	77,866		3,850,311
Novartis AG	85,190		4,134,762
Roche Holding AG	20,952		2,725,872
The Swatch Group AG	17,839		5,525,551
Tyco Electronics Ltd.	109,389		2,953,503
Xstrata PLC	193,970		3,090,366

Total			26,230,571

Taiwan (1.1%)
Hon Hai Precision Industry Co., Ltd.	549,000	(b)	2,215,302
Taiwan Semiconductor Manufacturing Co., Ltd.	1,299,000		2,535,506

Total			4,750,808

United Kingdom (14.1%)
3i Group PLC	616,624		2,748,445
Aggreko PLC	125,521		3,016,967
Autonomy Corp. PLC	82,934	(b)	2,140,395
BG Group PLC	233,327		3,739,373
Burberry Group PLC	433,441		5,722,418
Centamin Egypt Ltd.	1,309,391	(b)	3,081,456
Chemring Group PLC	52,677		2,386,787
Ensco PLC, ADR	58,241		2,435,056
HSBC Holdings PLC	369,845		3,748,415
Intercontinental Hotels Group PLC	176,450		3,053,463
International Power PLC	372,387		2,091,573
Rio Tinto PLC	121,548		6,301,574
Tesco PLC	289,451		1,774,019
The Weir Group PLC	252,770		4,651,778
Tullow Oil PLC	341,718		6,599,656
Ultra Electronics Holdings PLC	102,772		2,602,399
Vodafone Group PLC	1,743,974		4,069,981

Total			60,163,755

United States (37.8%)
Aetna, Inc.	78,635		2,189,985
American Tower Corp., Class A	76,195	(b)	3,523,257
Apple, Inc.	34,727	(b)	8,933,520
Bank of America Corp.	300,000		4,212,000
Cisco Systems, Inc.	206,560	(b)	4,765,339
Citigroup, Inc.	1,219,063	(b)	4,998,158
Cliffs Natural Resources, Inc.	49,814		2,817,978
Cloud Peak Energy, Inc.	219,719	(b)	3,372,687
Dell, Inc.	307,465	(b)	4,070,837
Devon Energy Corp.	58,807		3,674,850
Flowserve Corp.	42,954		4,259,319
Gilead Sciences, Inc.	86,725	(b)	2,889,677
Google, Inc., Class A	11,154	(b)	5,408,017
Hartford Financial Services Group, Inc.	177,637		4,158,482
Henry Schein, Inc.	90,000	(b)	4,724,100
Hewlett-Packard Co.	94,353		4,344,012
IBM Corp.	70,854		9,097,653
Johnson & Johnson	73,876		4,291,457
JPMorgan Chase & Co.	183,719		7,400,202
Laboratory Corp. of America Holdings	70,046	(b)	5,111,957
Lowe’s Companies, Inc.	230,637		4,783,411

Issuer	Shares		Value(a)
Merck & Co., Inc.	84,740		2,920,140
Micron Technology, Inc.	250,869	(b)	1,826,326
Microsoft Corp.	153,747		3,968,210
Norfolk Southern Corp.	105,172		5,918,029
Oracle Corp.	176,247		4,166,479
QUALCOMM, Inc.	80,683		3,072,409
Republic Services, Inc.	112,631		3,588,424
Sirona Dental Systems, Inc.	136,327	(b)	4,196,145
The Walt Disney Co.	191,472		6,450,692
Thermo Fisher Scientific, Inc.	98,731	(b)	4,429,073
Tiffany & Co.	135,177		5,686,897
Ultra Petroleum Corp.	43,058	(b)	1,824,367
Union Pacific Corp.	35,930		2,682,893
Walgreen Co.	75,415		2,153,098
Wal-Mart Stores, Inc.	110,121		5,637,094
WESCO International, Inc.	98,352	(b)	3,533,787

Total			161,080,961

Total Common Stocks (Cost: $392,637,213)			$423,709,247

Investments of Cash Collateral Received for Securities on Loan (1.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Mizuho Securities USA, Inc. dated 07-30-10, matures 08-02-10, repurchase price $3,000,060	0.240%	$3,000,000	$3,000,000
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $5,124,209	0.210	5,124,119	5,124,119

Total			8,124,119

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,124,119)			$8,124,119

Total Investments in Securities (Cost: $400,761,332)(g)			$431,833,366

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	2.0%	$8,359,723
Airlines	0.7	3,036,658
Auto Components	1.0	4,129,510
Automobiles	1.1	4,621,854
Beverages	1.3	5,486,718
Biotechnology	1.4	5,978,525
Capital Markets	1.6	6,698,651
Chemicals	1.2	5,159,121
Commercial Banks	5.9	24,705,480
Commercial Services & Supplies	1.5	6,605,391
Communications Equipment	1.8	7,837,748
Computers & Peripherals	4.1	17,348,369
Construction & Engineering	1.0	4,408,368
Diversified Financial Services	5.2	22,252,600
Electrical Equipment	2.2	9,465,956
Electronic Equipment, Instruments & Components	3.3	14,252,669
Energy Equipment & Services	1.6	6,638,436
Food & Staples Retailing	2.2	9,564,211
Food Products	0.9	3,850,311
Gas Utilities	0.8	3,424,955
Health Care Equipment & Supplies	1.0	4,196,145
Health Care Providers & Services	2.8	12,026,042
Hotels, Restaurants & Leisure	1.3	5,596,866
Household Durables	0.5	2,332,288
Independent Power Producers & Energy Traders	0.5	2,091,573
Insurance	2.3	9,953,039
Internet Software & Services	2.1	8,807,645
IT Services	2.8	11,925,888
Life Sciences Tools & Services	1.0	4,429,073
Machinery	2.9	12,433,060
Media	2.2	9,452,385
Metals & Mining	5.7	23,978,979
Office Electronics	1.4	5,957,582
Oil, Gas & Consumable Fuels	5.3	22,497,798
Personal Products	0.9	3,880,212
Pharmaceuticals	3.3	14,072,231
Real Estate Investment Trusts (REITs)	0.4	1,817,402
Real Estate Management & Development	3.6	15,421,320
Road & Rail	2.0	8,600,922
Semiconductors & Semiconductor Equipment	2.7	11,567,312
Software	3.2	13,688,249
Specialty Retail	3.6	15,158,397
Textiles, Apparel & Luxury Goods	2.6	11,247,969
Trading Companies & Distributors	0.8	3,533,787
Wireless Telecommunication Services	3.6	15,217,829
Other(1)	1.9	8,124,119

Total		$431,833,366

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $6,282,838 or 1.47% of net assets.

(e)	At July 31, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Mizuho Securities USA, Inc. (0.240%)

Security description	Value (a)

Fannie Mae Pool	$1,090,728
Fannie Mae REMICS	753,620
Freddie Mac Gold Pool	397,053
Freddie Mac Non Gold Pool	16,741
Freddie Mac REMICS	501,602
Ginnie Mae I Pool	299,978
Ginnie Mae II Pool	278

Total market value of collateral securities	$3,060,000

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$1,164,516
Fannie Mae Principal Strip	222,439
Federal Farm Credit Bank	617,048
Federal Home Loan Mortgage Corp	2,186,406
Freddie Mac Strips	1,036,207

Total market value of collateral securities	$5,226,616

(g)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $400,761,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$46,754,000
Unrealized depreciation	(15,682,000)

Net unrealized appreciation	$31,072,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$423,709,247	$—	$—	$423,709,247

Total Equity Securities	423,709,247	—	—	423,709,247

Other
Investments of Cash Collateral Received for Securities on Loan	—	8,124,119	—	8,124,119

Total Other	—	8,124,119	—	8,124,119

Total	$423,709,247	$8,124,119	$—	$431,833,366

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $141,213,840. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Threadneedle Global Equity Income Fund
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.9%)(c)

Issuer	Shares		Value(a)
Australia (6.8%)
Coal & Allied Industries Ltd.	3,105		$272,422
Coca-Cola Amatil Ltd.	41,096		426,355
Foster’s Group Ltd.	89,201		464,731
National Australia Bank Ltd.	13,837		314,516
Telstra Corp., Ltd.	218,137		635,321

Total			2,113,345

Brazil (3.6%)
Cia de Bebidas das Americas	3,723		401,671
Multiplus SA	13,937	(b)	170,437
Natura Cosmeticos SA	13,400		350,606
Redecard SA	11,500		176,284

Total			1,098,998

Canada (2.5%)
AGF Management Ltd., Class B	15,900		230,899
Baytex Energy Trust Unit	17,357		549,522

Total			780,421

Finland (3.4%)
Fortum OYJ	9,826		228,538
Sampo OYJ, Series A	19,704		481,393
Wartsila OYJ	6,295	(d)	331,130

Total			1,041,061

France (4.8%)
France Telecom SA	20,285		424,752
Sanofi-Aventis SA	3,840		223,007
Total SA	7,590		382,833
Vivendi SA	19,091		458,830

Total			1,489,422

Germany (3.3%)
Allianz SE	1,327		154,061
BASF SE	7,810		456,006
Deutsche Telekom AG	13,917		186,960
E.ON AG	7,177		214,106

Total			1,011,133

Greece (0.4%)
OPAP SA	8,529		126,136

Hong Kong (3.1%)
Champion REIT	1,143,000		559,197
Hang Lung Properties Ltd.	38,000		158,513
Hang Seng Bank Ltd.	18,300		253,512

Total			971,222

Issuer	Shares		Value(a)
Indonesia (1.3%)
Perusahaan Gas Negara PT	850,000		384,852

Italy (2.1%)
ENI SpA	18,091		369,854
Snam Rete Gas SpA	24,069		112,981
Telecom Italia SpA	136,667		174,070

Total			656,905

Japan (3.4%)
Hoya Corp.	11,200		266,549
Nintendo Co., Ltd.	1,600		447,459
Oracle Corp. Japan	6,200	(d)	329,054

Total			1,043,062

Malaysia (0.4%)
Maxis Bhd	71,000		118,110

Mexico (1.1%)
Grupo Continental SAB de CV	124,300		351,712

Netherlands (0.9%)
Royal Dutch Shell PLC, Series B	10,930		288,002

Norway (0.6%)
Statoil ASA	9,100		183,972

Poland (0.7%)
KGHM Polska Miedz SA	6,201		215,527

Singapore (2.9%)
Ascendas Real Estate Investment Trust	203,000	(d)	316,558
DBS Group Holdings Ltd.	55,500		587,864

Total			904,422

South Africa (0.8%)
Kumba Iron Ore Ltd.	4,933		250,579

Spain (1.3%)
Banco Santander SA	31,416		408,081

Sweden (1.1%)
Skanska AB, Series B	20,313	(d)	343,611

Taiwan (7.6%)
Chunghwa Telecom Co., Ltd., ADR	36,624		774,597
Delta Electronics, Inc.	104,040		359,612
HTC Corp.	39,900		733,874
Hung Poo Real Estate Development Corp.	182,000		210,641
Taiwan Semiconductor Manufacturing Co., Ltd.	144,000		281,072

Total			2,359,796

Thailand (1.0%)
Bangkok Bank PCL	69,500		296,183

Issuer	Shares	Value(a)
United Kingdom (17.3%)
Admiral Group PLC	25,892	588,206
AstraZeneca PLC	8,386	426,017
BAE Systems PLC	56,710	277,950
BlueBay Asset Management PLC	50,470	222,503
British American Tobacco PLC	12,648	435,365
Close Brothers Group PLC	18,595	196,047
GlaxoSmithKline PLC	19,626	342,091
Man Group PLC	98,708	336,517
National Grid PLC	43,612	348,614
Pearson PLC	44,473	690,411
RSA Insurance Group PLC	80,174	160,502
United Utilities Group PLC	28,475	261,346
Vodafone Group PLC	285,388	666,021
Wincanton PLC	106,124	395,433

Total		5,347,023

United States (25.5%)
AllianceBernstein Holding LP	12,957	345,693
Altria Group, Inc.	24,504	543,009
AT&T, Inc.	13,937	361,526
BP Prudhoe Bay Royalty Trust	7,827	746,147
Bristol-Myers Squibb Co.	22,069	549,959
CenturyLink, Inc.	12,462	443,896
EI du Pont de Nemours & Co.	4,467	181,673
Foot Locker, Inc.	18,306	248,779
Frontier Communications Corp.	1,554	11,873
Home Depot, Inc.	9,946	283,560
Kinder Morgan Energy Partners LP	8,329	569,453
Merck & Co., Inc.	18,571	639,957
Mesabi Trust	8,967	218,077
Penn Virginia Resource Partners LP	8,172	197,354
Pfizer, Inc.	18,214	273,210
Philip Morris International, Inc.	8,405	428,991
Plum Creek Timber Co., Inc.	8,501	305,016
QUALCOMM, Inc.	4,565	173,835
Qwest Communications International, Inc.	48,681	275,534
Reynolds American, Inc.	6,741	389,765
Southern Co.	10,182	359,730
Southern Copper Corp.	4,983	156,516
Verizon Communications, Inc.	6,475	188,164

Total		7,891,717

Total Common Stocks (Cost: $25,442,858)		$29,675,292

Bonds (3.4%)(c)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Finland (2.1%)
Talvivaara Mining Co. PLC
(EUR) Senior Unsecured Convertible
05-20-13	5.250%	$500,000	$644,985

United Kingdom (1.3%)
International Power Finance Jersey III Ltd.
(EUR) Convertible
06-05-15	4.750	300,000	398,249

Total Bonds (Cost: $615,698)			$1,043,234

Money Market Fund (0.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	188,051	(e)	$188,051

Total Money Market Fund (Cost: $188,051)			$188,051

Investments of Cash Collateral Received for Securities on Loan (3.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $1,215,372	0.210%	$1,215,351	$1,215,351

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,215,351)			$1,215,351

Total Investments in Securities (Cost: $27,461,958)(g)			$32,121,928

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	0.9%	$277,950
Air Freight & Logistics	1.3	395,433
Beverages	5.3	1,644,469
Capital Markets	4.3	1,331,659
Chemicals	2.1	637,679
Commercial Banks	6.0	1,860,156
Commercial Services & Supplies	0.6	170,437
Communications Equipment	2.9	907,709
Construction & Engineering	1.1	343,611
Diversified Telecommunication Services	11.2	3,476,693
Electric	1.3	398,249
Electric Utilities	2.6	802,374
Electronic Equipment, Instruments & Components	2.0	626,161
Gas Utilities	1.6	497,833
Hotels, Restaurants & Leisure	0.4	126,136
Insurance	4.5	1,384,162
IT Services	0.6	176,284
Machinery	1.1	331,130
Media	3.7	1,149,241
Metals	2.1	644,985
Metals & Mining	2.7	840,699
Multi-Utilities	2.0	609,960
Oil, Gas & Consumable Fuels	11.6	3,559,559
Personal Products	1.1	350,606
Pharmaceuticals	7.9	2,454,241
Real Estate Investment Trusts (REITs)	3.8	1,180,771
Real Estate Management & Development	1.2	369,154
Semiconductors & Semiconductor Equipment	0.9	281,072
Software	2.5	776,513
Specialty Retail	1.7	532,339
Tobacco	5.8	1,797,130
Wireless Telecommunication Services	2.5	784,131
Other(1)	4.5	1,403,402

Total		$32,121,928

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at July 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Aug. 4, 2010	233,231	241,000	$1,182	$—
	(USD)	(CAD)
Notes to Portfolio of Investments
ADR — American Depositary Receipt
CAD — Canadian Dollar
EUR — European Monetary Unit

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$276,203
Fannie Mae Principal Strip	52,759
Federal Farm Credit Bank	146,352
Federal Home Loan Mortgage Corp	518,577
Freddie Mac Strips	245,770

Total market value of collateral securities	$1,239,661

(g)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $27,462,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,532,000
Unrealized depreciation	(872,000)

Net unrealized appreciation	$4,660,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets (b)	inputs	inputs	Total

Equity Securities
Common Stocks	$29,675,292	$—	$—	$29,675,292

Total Equity Securities	29,675,292	—	—	29,675,292

Bonds
Corporate Debt Securities
Electric	—	398,249	—	398,249
Metals	—	—	644,985	644,985

Total Bonds	—	398,249	644,985	1,043,234

Other
Affiliated Money Market Fund(c)	188,051	—	—	188,051
Investments of Cash Collateral Received for Securities on Loan	—	1,215,351	—	1,215,351

Total Other	188,051	1,215,351	—	1,403,402

Investments in Securities	29,863,343	1,613,600	644,985	32,121,928
Other Financial Instruments(d)	—	1,182	—	1,182

Total	$29,863,343	$1,614,782	$644,985	$32,123,110

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $14,979,508. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Debt
Securities

Balance as of Oct. 31, 2009	$618,029
Accrued discounts/premiums	48,853
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(21,897)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of July 31, 2010	$644,985

*	Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2010 was ($21,897).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Global Extended Alpha Fund
(formerly known as Threadneedle Global Extended Alpha Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (91.6%)(c)

Issuer	Shares		Value(a)
Australia (1.4%)
Atlas Iron Ltd.	24,720	(b)	$44,942
InterOil Corp.	1,320	(b)	79,200

Total			124,142

Brazil (2.8%)
Banco Santander Brasil SA, ADR	18,700		249,084

Canada (3.9%)
Barrick Gold Corp.	2,800		115,094
CGI Group, Inc. Class A	5,000	(b)	71,491
Fairfax Financial Holdings Ltd.	400		159,323

Total			345,908

China (3.4%)
AsiaInfo-Linkage, Inc.	7,595	(b)	154,938
Focus Media Holding Ltd., ADR	8,400	(b)	152,292

Total			307,230

Denmark (1.7%)
FLSmidth & Co. A/S	2,150	(e)	153,152

France (2.0%)
Euler Hermes SA	1,000	(b,e)	79,288
Renault SA	2,350	(b)	104,829

Total			184,117

Germany (2.7%)
Linde AG	2,090		244,958

Hong Kong (2.6%)
China High Speed Transmission Equipment Group Co., Ltd.	50,000		114,327
Great Eagle Holdings Ltd.	46,359		120,565

Total			234,892

India (2.2%)
State Bank of India, GDR	1,810	(d)	194,575

Indonesia (3.4%)
Bank Rakyat Indonesia	148,000		163,801
Perusahaan Gas Negara PT	309,000		139,905

Total			303,706

Issuer	Shares		Value(a)
Ireland (1.6%)
Accenture PLC, Class A	3,596		142,546

Italy (1.7%)
Prysmian SpA	9,000		152,216

Japan (3.0%)
Asahi Breweries Ltd.	9,800		173,675
Ushio, Inc.	5,800		98,558

Total			272,233

Mexico (1.8%)
America Movil SAB de CV, Series L, ADR	3,300		163,713

Netherlands (1.7%)
Fugro NV	2,890		152,566

Panama (1.9%)
Copa Holdings SA, Class A	3,350		173,028

South Africa (2.4%)
MTN Group Ltd.	13,150		211,133

South Korea (4.1%)
NHN Corp.	1,400	(b)	217,825
Samsung Electronics Co., Ltd.	220		150,685

Total			368,510

Switzerland (5.6%)
Nestlé SA	6,150		304,105
Tyco Electronics Ltd.	7,500		202,500

Total			506,605

Turkey (2.0%)
Turkiye Garanti Bankasi AS	34,000		176,084

United Kingdom (10.0%)
Aggreko PLC	4,800		115,371
Autonomy Corp. PLC	3,850	(b)	99,362
BG Group PLC	9,900		158,660
Burberry Group PLC	10,367		136,868
Ensco PLC, ADR	2,400		100,344
The Weir Group PLC	8,500		156,427
Tullow Oil PLC	6,800		131,330

Total			898,362

United States (29.7%)
American Tower Corp., Class A	1,991	(b)	92,064
Bank of America Corp.	11,500		161,460
Cloud Peak Energy, Inc.	6,275	(b)	96,321
Colgate-Palmolive Co.	2,446		193,185
Dell, Inc.	11,655	(b)	154,312
Flowserve Corp.	1,350		133,866
Hartford Financial Services Group, Inc.	3,045		71,283
Hewlett-Packard Co.	4,500		207,180
Laboratory Corp. of America Holdings	3,199	(b)	233,463

Issuer	Shares		Value(a)
Lowe’s Companies, Inc.	6,700		138,958
McDonald’s Corp.	3,217		224,321
Republic Services, Inc.	4,100		130,626
Roper Industries, Inc.	1,800		112,500
The Coca-Cola Co.	3,885		214,103
Thermo Fisher Scientific, Inc.	4,790	(b)	214,879
Union Pacific Corp.	2,100		156,807
WESCO International, Inc.	3,800	(b)	136,534

Total			2,671,862

Total Common Stocks (Cost: $7,680,479)			$8,230,622

Money Market Fund (8.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	795,780	(f)	$795,780

Total Money Market Fund (Cost: $795,780)			$795,780

Investments of Cash Collateral Received for Securities on Loan (1.8%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(g)
UBS Securities LLC dated 07-30-10, matures 08-02-10, repurchase price $162,622	0.210%	$162,619	$162,619

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $162,619)			$162,619

Total Investments in Securities (Cost: $8,638,878)(h)			$9,189,021

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at July 31, 2010:

	Percentage of net
Industry	assets	Value(a)

Airlines	1.9%	$173,028
Automobiles	1.2	104,829
Beverages	4.3	387,778
Chemicals	2.7	244,958
Commercial Banks	8.8	783,544
Commercial Services & Supplies	2.7	245,997
Computers & Peripherals	4.0	361,492
Construction & Engineering	1.7	153,152
Diversified Financial Services	1.8	161,460
Electrical Equipment	5.3	477,601
Electronic Equipment, Instruments & Components	2.3	202,500
Energy Equipment & Services	2.8	252,910
Food Products	3.4	304,105
Gas Utilities	1.6	139,905
Health Care Providers & Services	2.6	233,463
Hotels, Restaurants & Leisure	2.5	224,321
Household Products	2.2	193,185
Insurance	3.5	309,894
Internet Software & Services	2.4	217,825
IT Services	2.4	214,037
Life Sciences Tools & Services	2.4	214,879
Machinery	3.2	290,293
Media	1.7	152,292
Metals & Mining	1.8	160,036
Oil, Gas & Consumable Fuels	5.2	465,511
Real Estate Management & Development	1.3	120,565
Road & Rail	1.7	156,807
Semiconductors & Semiconductor Equipment	1.7	150,685
Software	2.8	254,300
Specialty Retail	1.5	138,958
Textiles, Apparel & Luxury Goods	1.5	136,868
Trading Companies & Distributors	1.5	136,534
Wireless Telecommunication Services	5.2	466,910
Other(1)	10.7	958,399

Total		$9,189,021

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Portfolio Swap(1) Outstanding at July 31, 2010

		Next	Net unrealized
Counterparty	Description	reset date	depreciation

UBS	The Fund receives (pays) the total return on a custom basket of long (short) equity positions and pays (receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	Aug. 9, 2010	($41,924)

Total			($41,924)

Summary of Portfolio Swap Exposure by Industry
The following table represents the exposure of the custom basket of equity securities underlying the portfolio swap by industry classifications as a percentage of net assets at July 31, 2010:

		Value
	Percentage of
	net assets	Long	Short	Net

Capital Markets	(1.5)%	$—	$(131,747)	$(131,747)
Chemicals	(0.4)	—	(34,569)	(34,569)
Commercial Banks	2.1	190,734	—	190,734
Communications Equipment	2.6	230,700	—	230,700
Computers & Peripherals	2.9	257,250	—	257,250
Construction & Engineering	(1.2)	—	(107,400)	(107,400)
Construction Materials	(1.8)	—	(163,672)	(163,672)
Diversified Financial Services	3.4	307,177	—	307,177
Electric Utilities	(1.6)	—	(148,330)	(148,330)
Electrical Equipment	(0.6)	—	(53,482)	(53,482)
Energy Equipment & Services	(1.0)	—	(92,852)	(92,852)
Health Care Equipment & Supplies	(0.5)	155,439	(198,859)	(43,420)
Health Care Providers & Services	1.6	146,972	—	146,972
Hotels, Restaurants & Leisure	(0.5)	78,600	(127,512)	(48,912)
IT Services	4.3	385,200	—	385,200
Machinery	0.5	126,753	(77,984)	48,769
Multiline Retail	1.3	119,915	—	119,915
Oil, Gas & Consumable Fuels	0.6	155,783	(99,116)	56,667
Real Estate Investment Trusts (REITs)	(2.2)	—	(196,706)	(196,706)
Road & Rail	0.2	100,168	(85,176)	14,992
Software	3.2	283,680	—	283,680
Specialty Retail	1.6	147,245	—	147,245
Textiles, Apparel & Luxury Goods	0.6	154,873	(102,924)	51,949
Water Utilities	(0.9)	—	(77,960)	(77,960)
U.S. Large Cap	(7.4)	—	(661,620)	(661,620)
Other(2)	(5.8)	(521,426)	(1,078)	(522,504)

	(0.5)%	$2,319,063	$(2,360,987)	$(41,924)

(1)	The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).

(2)	Cash equivalents
Notes to Portfolio of Investments
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $194,575 or 2.17% of net assets.

(e)	At July 31, 2010, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
UBS Securities LLC (0.210%)

Security description	Value (a)

Fannie Mae Interest Strip	$36,957
Fannie Mae Principal Strip	7,059
Federal Farm Credit Bank	19,583
Federal Home Loan Mortgage Corp	69,388
Freddie Mac Strips	32,885

Total market value of collateral securities	$165,872

(h)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $8,639,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$699,000
Unrealized depreciation	(149,000)

Net unrealized appreciation	$550,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$8,230,622	$—	$—	$8,230,622

Total Equity Securities	8,230,622	—	—	8,230,622

Other
Affiliated Money Market Fund(c)	795,780	—	—	795,780
Investments of Cash Collateral Received for Securities on Loan	—	162,619	—	162,619

Total Other	795,780	162,619	—	958,399

Investments in Securities	9,026,402	162,619	—	9,189,021
Other Financial Instruments(d)	—	(41,924)	—	(41,924)

Total	$9,026,402	$120,695	$—	$9,147,097

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Oct. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of July 31, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at July 31, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $1,487,713. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Global Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox Treasurer and Principal Financial Officer

Date	September 28, 2010